Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 15	SUBSEQUENT EVENTS

During January 2017 the Company issued 1,145,045 shares of its common stock in payment of $125,008 debt and accrued interest.

During January 2017, the Company issued 168,390 shares of common stock in exchange for consulting services valued at $19,000.

During January 2017 the Company issued 400,000 shares of its common stock in payment of $48,000 of a debt settlement.

During January 2017 the Company issued 158,612 shares of common stock as a result of a cashless exercise of warrants.

During February 2017, the Company issued 109,710 shares of common stock in exchange for consulting services valued at $10,000.

On February 6, 2017, the Company issued a $158,500 convertible debenture. The note bears interest at 12%, is due on November 12, 2017 and is convertible into shares of the Company’s common stock at 61% of the average of the lowest three trading prices during the ten days prior to the conversion date.

During January 2017 the Company settled a prior debt. According to the settlement agreement, the Company is required to issue 400,000 shares of common stock to the recipient. The shares were valued at $48,000 and the Company has recorded the same as expense in the statement of operations for the six months ended December 31, 2016 along with the shares to be issued.

On March 31, 2017, the Company accepted and entered into subscription agreements for the sale of 13,333,341 shares of Company’s common stock to 15 accredited investors for an aggregate purchase price of $800,000 at a price of $0.06 per share. Each Investor also received warrants to purchase shares of Common Stock equal to 25%   of the shares each purchased, an aggregate of 3,333,341 shares of common stock.

NOTE 16	SUBSEQUENT EVENTS

During August and September 2016, the Company issued 1,066,667 shares of common stock in payment of services received in connection to multiple agreements.

During August and September 2016, the Company issued 6,761,312 shares of common stock to investors as the result of debt and interest conversions.

On August 1, 2016, the Company entered into an agreement with two individuals to serve on the Company’s Advisory Board. Per the agreement, the individuals were granted 25,000 options to purchase the Company’s common stock at a price of $0.23 per share.

“In accordance with ASC 855, “Subsequent Events”, the Company has evaluated all subsequent events through October 13, 2016, the date the financial statements for the year ended June 30, 2016 were available to be issued. The following events occurred after February 21, 2017, the date the condensed interim financial statements for the three and six months ended December 31, 2016 were filed with the Securities and Exchange Commission on Form 10-Q.

On March 31, 2017, the Company accepted and entered into subscription agreements for the sale of 13,333,341 shares of Company’s common stock to 15 accredited investors for an aggregate purchase price of $800,000 at a price of $0.06 per share. Each Investor also received warrants to purchase shares of Common Stock equal to 25%  of the shares each purchased, an aggregate of 3,333,341 shares of common stock.